Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Research and development	$ 7,095	$ 6,529	$ 4,779
Marketing	1,937	2,874	1,115
Marketing with related party	745	2,210	590
General and administrative	4,401	5,485	6,948
Total operating loss	14,178	17,098	13,432
Financial expenses (income), net	1,369	(2,565)	(9,571)
Loss from continuing operations	15,547	14,533	3,861
Net loss from discontinued operations	1,317	7,326	18,057
Loss for the year	16,864	21,859	21,918
Other comprehensive (income) loss:
Foreign currency translation differences	(230)	121	109
Other comprehensive (income) loss for the year, net	(230)	121	109
Total comprehensive loss	$ 16,634	$ 21,980	$ 22,027
Net loss per share from continuing operations – basic (in Dollars per share)	$ (0.07)	$ (0.11)	$ (0.03)
Net loss per share from discontinued operations – basic (in Dollars per share)	$ (0.01)	$ (0.05)	$ (0.16)
Weighted average shares outstanding – basic (in Shares)	236,645,676	135,900,869	115,954,501